RESTRUCTURING AND OTHER EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Restructuring Reserve [Roll Forward]
Accrual, beginning balance	$ 110,516
Restructuring charges	149,922	$ 226,577
Payments and other	(137,338)	(116,061)
Accrual, ending balance	123,100	110,516
Transaction costs	2,479	13,845
Severance and Other Employee Related Costs
Restructuring Reserve [Roll Forward]
Accrual, beginning balance	102,119
Restructuring charges	142,679	215,420
Payments and other	(131,324)	(113,301)
Accrual, ending balance	113,474	102,119
Facility Realignment and Other Costs
Restructuring Reserve [Roll Forward]
Accrual, beginning balance	8,397
Restructuring charges	7,243	11,157
Payments and other	(6,014)	(2,760)
Accrual, ending balance	9,626	$ 8,397
Cablevision Systems Corp.
Restructuring Reserve [Roll Forward]
Cumulative restructuring costs	309,297
Cequel Corp.
Restructuring Reserve [Roll Forward]
Cumulative restructuring costs	$ 67,202